UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2010		unaudited

		Value
Common stocks — 97.77%	Shares	(000)

ENERGY — 12.98%
Baker Hughes Inc.	2,000,000	$96,540
BP PLC (ADR)	920,000	35,392
Chevron Corp.	31,881,800	2,429,712
ConocoPhillips	11,905,000	657,394
Diamond Offshore Drilling, Inc.	1,000,000	59,490
Exxon Mobil Corp.	6,515,000	388,815
Halliburton Co.	4,000,000	119,520
Hess Corp.	2,140,000	114,683
Marathon Oil Corp.	5,100,000	170,595
Occidental Petroleum Corp.	2,000,000	155,860
Royal Dutch Shell PLC, Class A (ADR)	886,700	49,141
Royal Dutch Shell PLC, Class B (ADR)	25,690,000	1,372,360
Schlumberger Ltd.	6,479,400	386,561
Tenaris SA (ADR)	1,220,000	48,861
		6,084,924

MATERIALS — 4.05%
Air Products and Chemicals, Inc.	2,500,000	181,450
Alcoa Inc.	10,100,000	112,817
Dow Chemical Co.	22,437,826	613,226
E.I. du Pont de Nemours and Co.	6,460,000	262,728
Monsanto Co.	1,080,000	62,467
Nucor Corp.	8,200,000	320,948
Potash Corp. of Saskatchewan Inc.	525,000	55,057
Praxair, Inc.	2,900,000	251,778
Sigma-Aldrich Corp.	170,000	9,537
Weyerhaeuser Co.	1,690,000	27,412
		1,897,420

INDUSTRIALS — 16.17%
Boeing Co.	16,010,000	1,090,921
Caterpillar Inc.	2,000,000	139,500
CSX Corp.	615,000	32,423
Deere & Co.	2,450,000	163,366
Eaton Corp.	2,900,000	227,534
Emerson Electric Co.	16,050,000	795,117
General Dynamics Corp.	2,950,000	180,688
General Electric Co.	15,700,000	253,084
Honeywell International Inc.	7,360,000	315,450
Illinois Tool Works Inc.	5,420,000	235,770
Lockheed Martin Corp.	7,700,000	578,655
Masco Corp.	11,227,813	115,422

		unaudited

		Value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Norfolk Southern Corp.	1,900,000	$106,913
Northrop Grumman Corp.	12,150,000	712,476
Pitney Bowes Inc.	9,474,000	231,260
Precision Castparts Corp.	90,000	10,997
Rockwell Automation	2,000,000	108,300
Southwest Airlines Co.	5,500,000	66,275
Tyco International Ltd.	8,000,000	306,240
United Parcel Service, Inc., Class B	11,000,900	715,059
United Technologies Corp.	13,465,000	957,361
Waste Management, Inc.	7,000,000	237,650
		7,580,461

CONSUMER DISCRETIONARY — 8.64%
Amazon.com, Inc.1	700,000	82,523
Best Buy Co., Inc.	3,215,000	111,432
Darden Restaurants, Inc.	1,000,000	41,890
Harley-Davidson, Inc.	2,000,000	54,460
Home Depot, Inc.	23,856,000	680,135
J.C. Penney Co., Inc.	2,150,000	52,954
Johnson Controls, Inc.	18,098,200	521,409
Leggett & Platt, Inc.	5,000,000	104,200
Lowe’s Companies, Inc.	6,400,000	132,736
Mattel, Inc.	3,000,000	63,480
McDonald’s Corp.	22,607,406	1,576,414
McGraw-Hill Companies, Inc.	15,419,100	473,212
VF Corp.	1,200,000	95,196
Walt Disney Co.	1,840,000	61,990
		4,052,031

CONSUMER STAPLES — 8.43%
Avon Products, Inc.	7,330,400	228,195
Coca-Cola Co.	19,385,000	1,068,307
Colgate-Palmolive Co.	3,925,000	309,997
H.J. Heinz Co.	660,400	29,375
Kimberly-Clark Corp.	1,300,000	83,356
Kraft Foods Inc., Class A	26,490,000	773,773
PepsiCo, Inc.	8,250,000	535,507
Procter & Gamble Co.	8,590,800	525,413
Walgreen Co.	1,500,000	42,825
Wal-Mart Stores, Inc.	7,000,000	358,330
		3,955,078

HEALTH CARE — 12.73%
Abbott Laboratories	15,531,783	762,300
Aetna Inc.	7,400,000	206,090
Baxter International Inc.	10,400,000	455,208
Becton, Dickinson and Co.	1,000,000	68,800
Bristol-Myers Squibb Co.	20,500,000	510,860
Cardinal Health, Inc.	14,266,000	460,364
Eli Lilly and Co.	17,130,000	609,828
Johnson & Johnson	11,670,000	677,910
Medtronic, Inc.	7,815,000	288,921
Merck & Co., Inc.	46,688,109	1,608,872
Pfizer Inc	12,600,000	189,000
Stryker Corp.	1,320,000	61,472
UnitedHealth Group Inc.	2,250,000	68,513
		5,968,138

		unaudited

		Value
Common stocks	Shares	(000)

FINANCIALS — 9.24%
Allstate Corp.	7,800,000	$220,272
American Express Co.	10,000,000	446,400
BB&T Corp.	5,407,000	134,256
Chubb Corp.	4,580,000	241,045
HSBC Holdings PLC (ADR)	5,200,000	265,616
JPMorgan Chase & Co.	6,609,100	266,215
KeyCorp	5,600,000	47,376
M&T Bank Corp.	3,745,000	327,088
Marsh & McLennan Companies, Inc.	25,516,900	600,157
Moody’s Corp.	2,450,000	57,697
PNC Financial Services Group, Inc.	1,645,000	97,697
Toronto-Dominion Bank	1,300,000	92,547
U.S. Bancorp	24,825,600	593,332
Wells Fargo & Co.	34,035,000	943,791
		4,333,489

INFORMATION TECHNOLOGY — 8.09%
Automatic Data Processing, Inc.	5,695,000	235,033
Google Inc., Class A1	450,000	218,183
Hewlett-Packard Co.	11,510,000	529,920
Intel Corp.	23,245,000	478,847
International Business Machines Corp.	4,185,000	537,354
Linear Technology Corp.	8,265,000	263,488
Microsoft Corp.	16,430,000	424,058
Oracle Corp.	19,153,300	452,784
Paychex, Inc.	11,050,000	287,190
Texas Instruments Inc.	14,825,000	366,029
		3,792,886

TELECOMMUNICATION SERVICES — 6.74%
AT&T Inc.	51,945,000	1,347,453
CenturyLink, Inc.	325,000	11,577
Verizon Communications Inc.	61,950,000	1,800,267
		3,159,297

UTILITIES — 9.95%
Ameren Corp.	1,400,000	35,518
American Electric Power Co., Inc.	4,175,000	150,217
Consolidated Edison, Inc.	1,350,000	62,262
Dominion Resources, Inc.	8,550,000	359,014
Duke Energy Corp.	45,100,000	771,210
Entergy Corp.	7,380,000	572,024
Exelon Corp.	17,670,000	739,136
FirstEnergy Corp.	15,220,000	573,794
NextEra Energy, Inc.	5,550,000	290,265
PPL Corp.	13,587,349	370,799
Southern Co.	14,600,000	515,818
Xcel Energy Inc.	10,250,000	225,397
		4,665,454

MISCELLANEOUS — 0.75%
Other common stocks in initial period of acquisition		353,625

Total common stocks (cost: $40,591,342,000)		45,842,803

		unaudited

	Principal amount	Value
Short-term securities — 1.69%	(000)	(000)

Coca-Cola Co. 0.25%–0.30% due 9/13–10/14/20102	$ 84,800	$84,753
Emerson Electric Co. 0.20% due 9/13/20102	25,000	24,994
Fannie Mae 0.17%–0.18% due 9/1–9/22/2010	89,548	89,528
Federal Home Loan Bank 0.17%–0.19% due 9/17–10/22/2010	118,400	118,361
Freddie Mac 0.185%–0.22% due 9/13–9/20/2010	43,500	43,489
Google, Inc. 0.18% due 8/20/20102	30,000	29,997
Hewlett-Packard Co. 0.18% due 8/18/20102	24,700	24,698
Jupiter Securitization Co., LLC 0.32% due 9/17/20102	30,000	29,988
Merck & Co. Inc. 0.19%–0.20% due 8/16–9/7/20102	78,200	78,190
NetJets Inc. 0.22% due 8/2/20102	55,000	54,999
PepsiCo Inc. 0.17%–0.21% due 8/10–9/15/20102	55,300	55,288
Straight-A Funding LLC 0.33%–0.40% due 8/13–9/14/20102	61,300	61,279
U.S. Treasury Bills 0.15%–0.165% due 8/19–9/9/2010	99,000	98,985

Total short-term securities (cost: $794,551,000)		794,549

Total investment securities (cost: $41,385,893,000)		46,637,352
Other assets less liabilities		252,531

Net assets		$46,889,883

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Security did not produce income during the last 12 months.
2 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $444,186,000, which represented .95% of the net assets of the Fund.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures   unaudited

The Fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs — The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The Fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of July 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$ 6,084,924	$ —	$ —	$ 6,084,924
Materials	1,897,420	—	—	1,897,420
Industrials	7,580,461	—	—	7,580,461
Consumer discretionary	4,052,031	—	—	4,052,031
Consumer staples	3,955,078	—	—	3,955,078
Health care	5,968,138	—	—	5,968,138
Financials	4,333,489	—	—	4,333,489
Information technology	3,792,886	—	—	3,792,886
Telecommunication services	3,159,297	—	—	3,159,297
Utilities	4,665,454	—	—	4,665,454
Miscellaneous	353,625	—	—	353,625
Short-term securities	—	794,549	—	794,549
Total	$45,842,803	$794,549	$ —	$46,637,352

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,268,577
Gross unrealized depreciation on investment securities	(2,105,811)
Net unrealized appreciation on investment securities	5,162,766
Cost of investment securities for federal income tax purposes	41,474,586

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-901-0910O-S26798

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By  /s/ Jeffrey L. Steele
                               Jeffrey L. Steele, President and Principal Executive Officer

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer
Date: September 29, 2010

By  Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
Senior Vice President and Treasurer

Date: September 29, 2010